Property and equipment (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		36 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Depreciation	$ 2,893	$ 2,950	$ 5,844	$ 5,901	$ 25,529